Mineral Properties	12 Months Ended
Dec. 31, 2022
Disclosure Of Mineral Properties Abstract
Mineral properties
11.	Mineral properties

	Arizona $	Colorado $	New Mexico $	South Dakota $	Texas $	Utah $	Wyoming $	Canada $	Total $
Balance, December 31, 2020	771,388	-	5,477,162	-	-	300,460	59,050	-	6,608,060
Acquisition costs:
Asset acquisition (Note 10)	-	619,902	-	85,667,919	-	1,676,674	41,164,807		129,129,302
Exploration costs:
Maintenance and lease fees	86,364	-	529,604	-	1,455,206	22,663	11,870	78,456	2,184,163
Resource review	42,967	-	130,120	-	-	-	-		173,087
Impairment charged	-	-	-	-	-	-	-	(78,456)	(78,456)
Divestment:
Divest - Mineral interest	-	-	-	-	-	(195,514)	-		(195,514)
Assets held for sale	-	-	(1,741,064)	-	-	-	-		(1,741,064)
Balance, December 31, 2021	900,719	619,902	4,395,822	85,667,919	1,455,206	1,804,283	41,235,727	-	136,079,578
Exploration costs:
Drilling	-	-	-	-	197,422	-	-		197,422
Maintenance and lease fees	111,004	-	472,401	-	2,523,123	39,566	397,324		3,543,418
Permitting & Licensing	-	(30,280)	-	251,863	339,225	5,698	273,726		840,232
Personnel	4,500	8,621	-	301,066	280,341	19,620	207,518		821,666
Recoveries	-	(20,000)	-	-	-	(2,000)	-		(22,000)
Resource review	118,500	-	37,125	-	47,104	1,680	10,080		214,489
Divestment:
Divestment of Mineral Interest	-	-	-	-	-	(28,485)	-		(28,485)
Assets held for sale	(358,969)	-	-	-	-	-	(369,913)		(728,882)
Project Development costs:
Construction of wellfields	-	-	-	-	1,670,151	-	-		1,670,151
Drilling	-	-	-	-	2,109,835	-	-		2,109,835
Personnel	-	-	-	-	521,662	-	-		521,662
Balance, December 31, 2022	775,754	578,243	4,905,348	86,220,848	9,144,069	1,840,362	41,754,462	-	145,219,086

Assets Held for Sale

Pursuant to an agreement dated August 27, 2021, the Company completed the sale of its subsidiary, Cibola Resources, LLC (Note 2), including its holding of the Cebolletta project to an arm’s length private company.

Pursuant to an agreement dated November 3, 2022 the Company completed the sale of its subsidiaries Beltline Resources, Inc and Hydro Restoration Corporation subsequent to the year ended December 31, 2022 (Note 22(k)).

Arizona

Moonshine Springs

The Moonshine Springs project is located in Mohave County, Arizona.

On November 3, 2022, the Company entered into an agreement to sell the Moonshine Springs project to Nuclear Fuels, Inc, an arm’s length private company (Note 22(k)).

Other Arizona Properties

The Company owns or controls three Arizona State mineral leases and 467 unpatented federal lode mining claims covering more than 10,000 acres in the northern Arizona strip district. The Company holds cash bonds for $88,500 (December 31, 2021 - $88,500) with the Bureau of Land Management.

Colorado

Centennial

The Centennial Uranium Project is located in Colorado. In 2006, the Company entered into an option agreement to purchase uranium rights on certain areas of the Centennial Project for consideration of $1,895,000 plus contingent payments of $3,165,000. Pursuant to the agreement, the contingent payments are payable upon receipt of regulatory permits and licenses allowing uranium production. If the Company does not obtain such permits and licenses by September 27, 2019, the uranium rights, at the option of the seller, can be transferred back to the seller. To date, the Company has neither obtained the required permits and licenses, nor has it been able to renegotiate the option agreement. The Company is attempting to renegotiate the option agreement and the seller has not exercised its option to have the uranium rights transferred back.

New Mexico

Marquez, Nose Rock, & Treeline

The Marquez project is located in McKinley and Sandoval counties of New Mexico adjacent to the Company’s Juan Tafoya property.

The Nose Rock Project is located in McKinley County, New Mexico, on the northern edge of the Grants Uranium District.

The Treeline project is located west-northwest of Albuquerque, in McKinley and Cibola Counties, Grants Uranium District, New Mexico.

In March 2021, the Company divested 2,240 acres of fee mineral interests to Tri State Generation and Transmission Association; $89,600 was received in consideration. The assets having no net book value resulted in a gain on disposal of the mineral interests of $89,600 recorded on the Company’s consolidated statement of loss and comprehensive loss.

In May 2021, the Company divested one section of 640 acres of fee mineral interests to Wildcat Solar Power Plant, LLC; $16,000 was received in consideration. The assets having no net book value resulted in a gain on disposal of the mineral interests of $16,000 recorded on the Company’s consolidated statement of loss and comprehensive loss.

McKinley, Crownpoint and Hosta Butte

The Company owns a 100% interest in the McKinley properties and a 60% - 100% interest in the adjacent Crownpoint and Hosta Butte properties, all of which are located in McKinley County, New Mexico. The Company holds a 60% interest in a portion of a certain section at Crownpoint. The Company owns a 100% interest in the rest of the Crownpoint and Hosta Butte project area, subject to a 3% gross profit royalty on uranium produced.

Juan Tafoya

The Juan Tafoya property, located in Cibola County in west-central New Mexico near the Company’s Marquez project is leased from the Juan Tafoya Land Corporation (“JTLC”).

Cebolletta

The Cebolletta project is situated in the eastern portion of Cibola County, New Mexico. The lands that comprise the Cebolleta uranium project are owned in fee by La Merced del Pueblo de Cebolleta [the “Cebolleta Land Grant” (CLG)].

On May 24, 2022, the Company divested of the Cebolletta mineral property via its sale of Cibola Resources, LLC to Elephant (Note 6) pursuant to a Share Purchase Agreement dated August 27, 2021. Consideration received in the transaction included $250,000 and 11,308,250 shares of Elephant with a fair value of $3,085,965. The asset had a book value of $1,741,064 at the transaction date, resulting in a gain on disposal of subsidiary of $1,594,901 recorded on the Company’s consolidated statement of loss and comprehensive loss.

West Largo

The West Largo Project is near the north-central edge of the Grants Mineral Belt in McKinley County, New Mexico.

Other New Mexico Properties

The Company holds mineral properties in the “checkerboard” area located primarily in McKinley County in northwestern New Mexico.

In January 2022, the Company divested approximately 808 acres of fee mineral interest to Ambrosia Solar, LLC. The assets, having no net book value at the transaction date, resulted in a gain on disposal of the mineral interests of $48,480 recorded on the Company’s consolidated statement of loss and comprehensive loss. Under the agreement, Ambrosia Solar, LLC retains the right to acquire the uranium mineral rights associated with the property by quit claim deed to be furnished by the Company. Subsequent to the period ended December 31, 2022, Ambrosia Solar, LLC has elected to exercise its right to extend the option through January 14, 2024 for an additional payment of $24,240.

South Dakota

Dewey-Burdock

The Dewey-Burdock Project is an in-situ recovery uranium project located in the Edgemont uranium district in South Dakota.

Texas

Kingsville Dome

The Kingsville Dome project is located in Kleberg County, Texas on land owned by the Company. A Central Processing Plant at the site has been on standby since 2009.

Rosita

The Rosita Project is located in Duval County, Texas on land owned by the Company.

Upper Spring Creek

The Upper Spring Creek Project is located in Live Oak and Bee counties in Texas.

Butler Ranch

The Butler Ranch Exploration project is located in Karnes County, Texas.

Utah

Ticaboo

The Company owns three portions of a claim block located in Shootaring Canyon, Utah. The Company has a federal Plan of Operation and State of Utah approval for processing of the assets.

Other Utah Properties

The Company owns various mining claims throughout Utah, as well as its Cedar Mountain project located northwest of the White Mesa Mill in Blanding County, Utah.

In March 2021, the Geitus, Blue Jay and Marcy Look properties were transferred to Kimmerle Mining LLC. $Nil consideration was received in the transaction and a loss on the disposal of these mineral rights was recorded on the Company’s consolidated statement of loss and comprehensive loss as a component of “Other Income (Expense)” for the net book value of the assets at the transaction date, $195,514.

In June 2022, the Company divested of its mineral interests in the Lisbon Valley to Prime Fuels Corp (“PFC”). In consideration of the transaction the Company was granted a 2.0% Net Smelter Royalty (“NSR”). Additionally, pursuant to the purchase agreement dated June 20, 2022, should PFC sell, transfer or exchange the property or all of its shares to a third party, the Company shall receive 5% of the consideration that PFC receives for the lease, license, loan or sale of the property or the shares of PFC to any third party. In October 2022, PFC and these mineral interests were acquired by Uravan Minerals, Inc resulting in the Company’s receipt of 80,000 shares of Uravan Minerals, Inc with a fair value of $9,153. The asset had a net book value of $28,485 at the transaction date, resulting in a loss on disposal of the mineral interests of $19,332 recorded on the Company’s consolidated statement of loss and comprehensive loss.

Also in June 2022, the Company divested of a portion of its mineral interests, in the JB Claims, to PFC. As consideration for the transaction, the Company was granted a 2.0% NSR. Additionally, pursuant to the purchase agreement dated June 20, 2022, should PFC sell, transfer or exchange the property or all of its shares to a third party, the Company shall receive 5% of the consideration that PFC receives for the lease, license, loan or sale of the property or the shares of PFC to any third party. The asset had no net book value at the transaction date, resulting in no recognition of a gain or loss on disposal.

Wyoming

Gas Hills

The Gas Hills Project is located in the historic Gas Hills uranium district 45 miles east of Riverton, Wyoming.

Bootheel

The Bootheel uranium project is located in Albany County, Wyoming. On November 3, 2022, the Company entered into an agreement to sell the Bootheel Uranium project to Nuclear Fuels, Inc, an arm’s length private company (Note 22(k)).

Dewey Terrace

The Dewey Terrace Project is located in Weston and Niobrara Counties of Wyoming. The project is located immediately adjacent to the Company’s NRC licensed Dewey-Burdock Project along the Wyoming-South Dakota state line.

Juniper Ridge

The Juniper Ridge Project is located in the southwest portion of Wyoming, approximately 10 miles west of the town of Baggs.

Utah (continued)

Kaycee

The Kaycee uranium project is located in Johnson County, Wyoming. On November 3, 2022, the Company entered into an agreement to sell the Kaycee Uranium project to Nuclear Fuels, Inc, a private arm’s length company (Note 22(k)).